Details of Significant Accounts - Movements in net defined benefit liability (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
At January 1	$ (104)	$ (77)
Current service cost	(2)	(2)
Interest (expense) income	(1)
Net defined benefit liability	(107)	(79)
Remeasurements:
Return on plan assets	1
Change in demographic assumptions	(8)	(8)
Change in financial assumptions	10	16
Experience adjustments	19	(32)
Remeasurements	22	(24)
Pension fund contribution	2	2
Net exchange differences	10	(3)
Balance at December 31	(73)	(104)
Present value of defined benefit obligations
Disclosure of defined benefit plans [line items]
At January 1	(113)	(84)
Current service cost	(2)	(2)
Interest (expense) income	(1)
Net defined benefit liability	(116)	(86)
Remeasurements:
Change in demographic assumptions	(8)	(8)
Change in financial assumptions	10	16
Experience adjustments	19	(32)
Remeasurements	21	(24)
Net exchange differences	11	(3)
Balance at December 31	(84)	(113)
Fair value of plan assets
Disclosure of defined benefit plans [line items]
At January 1	9	7
Net defined benefit liability	9	7
Remeasurements:
Return on plan assets	1
Remeasurements	1
Pension fund contribution	2	2
Net exchange differences	(1)
Balance at December 31	$ 11	$ 9